Submission	Aug. 19, 2024
Submission [Line Items]
Central Index Key	0001815442
Registrant Name	Kymera Therapeutics, Inc.
Registration File Number	333-259955
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES